ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable	¥ 6,814,416	¥ 4,583,635
Allowance for credit losses	(1,517,099)	(1,566,129)	¥ (1,951,419)	¥ (2,151,271)
Accounts receivable, net	5,297,317	3,017,506
New home transaction services
Accounts receivable, net
Accounts receivable	5,863,587	3,750,996
Allowance for credit losses	(1,300,000)
Existing home transaction services
Accounts receivable, net
Accounts receivable	546,658	483,901
Home renovation and furnishing
Accounts receivable, net
Accounts receivable	265,355	99,935
Home rental services
Accounts receivable, net
Accounts receivable	52,135	89,806
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 86,681	¥ 158,997